Cover page	12 Months Ended
Dec. 31, 2019 shares
Cover [Abstract]
Entity Registrant Name	SEADRILL LTD
Entity Central Index Key	0001737706
Current Fiscal Year End Date	--12-31
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding (in shares)	100,234,973
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019